Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)
Accruals
- Staff salary	$ 55,896	$ 43,354	$ 54,223
- Directors’ fee	44,633	34,617
- Operating expenses	189,325	146,840	16,000
Accrued purchase	15,766	12,228	4,979
GST payables	36,259	28,122	4,122
Interest payable	16,522	12,814
Other payables	95,683	74,213	44,052
Accruals and other payables	$ 454,084	$ 352,188	$ 123,376